Putnam
International
Voyager
Fund

SEMIANNUAL REPORT

February 28, 1998

[LOGO: BOSTON * LONDON * TOKYO]



Fund highlights

* Putnam International Voyager Fund has delivered impressive returns for the past year, as evidenced by the fund's class A shares top decile ranking (10 out of 458 funds) among all international funds tracked by Lipper Analytical Services as of March 31, 1998.*

* "Some of the benefits of investing in smaller international companies can be seen in the changes taking place around the world. For example, Europe is beginning to experience the development of an equity culture. European investors are becoming more interested in investing in their own stock markets and that demand may become apparent in the smaller segments of the equity market."

                                                -- Omid Kamshad, fund manager

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

11 Portfolio holdings

15 Financial statements

*Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Putnam International Voyager Fund's strategy of targeting small and midsize companies located outside the United States served it well during the first half of fiscal 1998. Using what they call a core investment style -- a blend of growth and value investing -- your fund's managers seek out companies that offer reasonably dependable earnings growth rates and what they see as compelling valuations.

Results for the six months ended February 28, 1998, certainly speak well not only of the strategy but of the expertise with which it was applied. For the period, the fund's performance at net asset value exceeded its benchmark MSCI Europe, Australia, and Far East Index (see page 8), its Lipper peer group (as shown on the facing page), and its internal benchmarks.

In the following report, the management team reviews performance and strategy during the fiscal year's first half and discusses prospects for the second half and beyond.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
April 15, 1998



Report from the Fund Managers
Justin M. Scott
Omid Kamshad
Joshua Byrne
Nigel Hart

Throughout the considerable volatility in the international markets in the second half of 1997, Putnam International Voyager Fund's focus on dependable earnings and compelling valuations has continued to produce solid performance. The fund's portfolio of small and midsize companies located outside the United States delivered a total return of 11.50% for class A shares at net asset value (5.10% at public offering price). That return compared favorably to the 7.50% six-month return of the Morgan Stanley Capital International EAFE Index. For more performance information, including results for other share classes, please turn to page 8.

* EMPHASIS ON EUROPE PAYS OFF

With each passing month bringing us closer to Europe's Economic and Monetary Union (EMU) in January 1999, the Continent has enjoyed low or falling interest rates and reasonably steady growth -- all despite stubbornly high unemployment rates. The so-called peripheral countries of Ireland, Spain, Portugal, and Italy have particularly benefited from this economic environment; their growth rates have led the region and their interest rates have fallen more into line with those of the core countries of France and Germany. This convergence effect has occurred because interest rates and monetary policy will be unified under EMU.

Spanish holdings made up an increasingly significant part of the fund's portfolio over the semiannual period, chiefly smaller companies participating in the country's economic recovery. Corp. Financiera Reunida (Cofir), one of the fund's most successful investments, was originally a diversified holding company but has now restructured to focus on business hotels and wine production. Because Cofir owns hotels across Spain, the company has been able to take advantage of increased business activity as a result of the domestic recovery. While this holding, along with others discussed in this report, was viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

Spanish bank stocks have also performed well, benefiting from the falling interest-rate environment. Stocks of large banks have had a strong rally, but some good smaller players have been left behind. We targeted Banco Pastor, a well-run regional bank based in Galicia in northwest Spain, which, in our view, is currently undervalued.

We also found companies that benefited from stronger consumer demand across Europe. For example, cellular phone subscriptions in Europe have risen rapidly for the past several years. We sought to take advantage of this trend through companies such as ESAT of Ireland and Bouygues of France (a construction company with a controlling stake in a French mobile operator). The fund has taken advantage of European demand for travel services through Swiss-based Kuoni Reisen, a high-end travel and tour operator that caters to Europeans looking to travel outside the Continent. Finally, increased advertising spending as well as effective cost control has benefited media outlets such as French television stations M6 Metropole Television and Television Francaise I as well as leading French radio station operator NRJ.

* ASIA: TARGETING SINGAPORE AND HONG KONG

As the Asian financial crisis unfolded in the final six months of 1997, it was clear that the economic damage to that region was not uniform and that there were several areas of opportunity. One of these areas was Singapore bank stocks. We estimated that the banks had about a 10% to 15% loan exposure to the rest of Southeast Asia but that their domestic loan books were in good shape. We believe that, in time, Singapore banks such as OUB and Keppel Bank will be able to produce strong earnings growth.

[GRAPHIC OMITTED: horizontal bar chart COUNTRY ALLOCATIONS]

COUNTRY ALLOCATIONS*

Switzerland                 14.9%

France                      13.6%

United Kingdom              10.7%

Spain                        7.2%

Japan                        7.1%

Singapore                    5.6%

Footnote reads:
*Based on net assets as of 2/28/98. Holdings will vary over time.

We also held shares of Hong Kong and Singapore companies that occupy niche positions in their businesses or offer competitively priced products or services for export around the world. Some examples from Hong Kong included mobile phone operator Smartone Telecommunications, Johnson Electric Holdings, and toy maker Vtech Holdings. In Singapore, the fund had positions in two electronics firms, GP Batteries and Venture Manufacturing.

We've kept the fund's weighting in Japanese stocks low relative to its benchmark index. The Japanese government has failed to provide any sustaining fiscal stimulus to that country's torpid economy. The smaller companies the fund targets are particularly unattractive in Japan because they tend to be more domestically oriented; the strongest opportunities in this market in recent months have been larger, export-oriented companies that do not meet the fund's selection criteria. Therefore we will wait until we see some identifiable signs of an uptick in domestic demand in Japan as well as more attractively priced companies before we consider any appreciable increase in the country's weighting.

* MIXED OUTLOOK FOR FUTURE

Europe is undergoing tremendous changes that make us optimistic about the future. In addition to EMU, many companies are embracing the concept of creating value for shareholders. The companies are rebuilding their businesses through aggressive corporate restructuring programs, entering into strategic mergers and acquisitions, and positioning themselves to attract global capital. We believe our research and analysis can position the fund to take advantage of opportunities within its investment universe created by these developments.

On the other hand, it will probably be a while before we raise the fund's Asian positions significantly with the exception of the individual situations outlined above. It is clear that Japan is not prepared to be an engine of growth for Asia. As this report is written, leaders from the other established economies are putting pressure on Japan to raise its domestic growth and absorb more Asian exports.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

SCOR (France)
Insurance

Avis Europe PLC (United Kingdom)
Automotive

Bouygues S.A. (France)
Building and construction

Kuoni Reisen AG (Switzerland)
Consumer services

Verwaltungs-und Privat-Bank AG (Switzerland)
Banking

East Telecom Group PLC (Ireland)
Telecommunications

Samas Groep N.V. (Netherlands)
Business equipment and services

Securicor Group PLC (United Kingdom)
Conglomerates

Liechtenstein Global Trust AG (Switzerland)
Non-bank finance

Banco Pastor, S.A. (Spain)
Banking

Footnote reads:
These holdings represent 20.3% of the fund's net assets as of 2/28/98.

In any event, your fund will continue to look for stocks with the dual attraction of dependable earnings growth and undervalued prices, relying on a rigorous process of fundamental analysis and a global research team that is experienced in the dynamics of small and midsize companies. We believe many smaller international companies are currently mispriced and offer an attractive investment opportunity. We also believe the fund is well designed to take advantage of this opportunity through its ability to buy growing and undervalued smaller companies as well as those companies undergoing restructurings or offering profitable products.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 2/28/98, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments, not present with domestic investments. This fund invests all or a portion of its assets in small to midsize companies. Such investments increase the risk of greater price fluctuations.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Voyager Fund is designed for investors seeking capital appreciation through common stocks of smaller-capitalization companies located outside the United States.

TOTAL RETURN FOR PERIODS ENDED 2/28/98

                                  Class A         Class B        Class M
(inception date)                (12/28/95)      (10/30/96)     (10/30/96)
                               NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                     11.50%   5.10%  11.03%   6.03%  11.20%   7.32%
------------------------------------------------------------------------------
1 year                       25.13   17.98   24.08   19.08   24.48   20.09
------------------------------------------------------------------------------
Life of fund                 54.59   45.67   52.19   49.19   52.87   47.51
Annual average               22.23   18.93   21.35   20.24   21.60   19.62
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 2/28/98

                                           MSCI EAFE     Consumer
                                             Index     Price Index
------------------------------------------------------------------------------
6 months                                      7.50%       0.68%
------------------------------------------------------------------------------
1 year                                       13.75        1.44
------------------------------------------------------------------------------
Life of fund                                 16.17        5.47
Annual average                                7.18        2.49
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

TOTAL RETURN FOR PERIODS ENDED 3/31/98
(most recent calendar quarter)

                                Class A         Class B         Class M
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                    14.09%   7.54%  13.64%   8.64%  13.80%   9.85%
------------------------------------------------------------------------------
1 year                      35.85   28.04   34.80   29.80   35.08   30.40
------------------------------------------------------------------------------
Life of fund                66.86   57.24   64.24   61.24   64.93   59.15
Annual average              25.43   22.17   24.55   23.54   24.78   22.83
------------------------------------------------------------------------------

PRICE AND DISTRIBUTION INFORMATION
6 months ended 2/28/98

                                Class A     Class B       Class M
------------------------------------------------------------------------------
Distributions (number)             1           1             1
------------------------------------------------------------------------------
Income                          $0.036      $0.000       $0.001
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                        0.010       0.010        0.010
------------------------------------------------------------------------------
Short-term                       0.541       0.541        0.541
------------------------------------------------------------------------------
  Total                         $0.587      $0.551       $0.552
------------------------------------------------------------------------------
Share value:                  NAV     POP     NAV      NAV     POP
------------------------------------------------------------------------------
8/31/97                    $11.66  $12.37  $11.60   $11.62  $12.04
------------------------------------------------------------------------------
2/28/98                     12.34   13.09   12.26    12.30   12.75
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Europe, Australia and the Far East (EAFE) component of the Morgan Stanley Capital International World Index is an unmanaged list of international equity securities, excluding U.S., with all values expressed in U.S. dollars. The index assumes reinvestment of all distributions and interest payments and does not take in account brokerage fees or taxes. Securities in the fund do not match those in the index and performance of the fund will differ. It is not possible to invest directly in an index.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.



Portfolio of investments owned
February 28, 1998 (Unaudited)


COMMON STOCKS (94.6%) *
NUMBER OF SHARES                                                                                       VALUE

Australia (1.7%)
------------------------------------------------------------------------------------------------------------
        512,400  Hoyts Cinemas Group                                                          $      992,009
        257,106  QBE Insurance Group Ltd.                                                          1,061,885
                                                                                              --------------
                                                                                                   2,053,894

Austria (1.1%)
------------------------------------------------------------------------------------------------------------
         11,111  OMV AG                                                                            1,346,551

Canada (4.5%)
------------------------------------------------------------------------------------------------------------
            500  BCE Mobile Communications, Inc. 144A +                                               13,350
         56,355  BCE Mobile Communications, Inc. +                                                 1,504,704
         70,000  Bell Canada International Inc. +                                                  1,260,000
         46,000  Cadillac Fairview Corp. +                                                           998,735
         97,027  National Bank of Canada                                                           1,615,758
                                                                                              --------------
                                                                                                   5,392,547

Denmark (1.7%)
------------------------------------------------------------------------------------------------------------
         18,183  BG Bank A/S                                                                       1,077,628
         19,600  Sydbank A/S                                                                         990,624
                                                                                              --------------
                                                                                                   2,068,252

Finland (4.8%)
------------------------------------------------------------------------------------------------------------
         38,864  Huhtamaki I Free                                                                  1,884,272
         15,364  KCI Konecranes International PLC                                                    574,720
         47,880  Orion-yhtyma Class B                                                              1,508,476
         49,200  Sampo Insurance Co., Ltd. Class A                                                 1,885,092
                                                                                              --------------
                                                                                                   5,852,560

France (13.6%)
------------------------------------------------------------------------------------------------------------
         20,953  Bouygues S.A.                                                                     2,939,685
         24,700  Chargeurs S.A.                                                                    1,460,412
         87,300  Compagnie des Machines Bull +                                                       819,648
         10,550  Imetal S.A.                                                                       1,313,767
          8,246  ISIS Holdings +                                                                     845,327
          1,200  ISIS Holdings 144A                                                                  123,016
          9,700  M6 Metropole Television                                                           1,089,995
          8,010  NRJ S.A.                                                                          1,401,454
         65,300  SCOR                                                                              3,373,887
         15,308  Societe Television Francaise 1 (T.F.1)                                            1,659,813
            626  SPIR Communication                                                                   49,776
         12,076  Sylea                                                                             1,426,424
                                                                                              --------------
                                                                                                  16,503,204

Germany (1.8%)
------------------------------------------------------------------------------------------------------------
         13,955  Altana AG                                                                         1,114,862
         42,850  Beru AG                                                                             854,639
          2,210  Hannover Rueckversicherungs AG                                                      219,782
                                                                                              --------------
                                                                                                   2,189,283

Hong Kong (3.8%)
------------------------------------------------------------------------------------------------------------
         45,000  Dao Heng Bank Group Ltd.                                                            129,036
        328,500  Johnson Electric Holdings Ltd.                                                    1,166,850
        575,000  Li & Fung Ltd.                                                                      868,961
         23,600  Peak International Ltd. +                                                           520,675
        298,000  Smartone Telecommunications Holdings                                                771,751
        332,000  VTech Holdings Ltd.                                                               1,157,840
                                                                                              --------------
                                                                                                   4,615,113

Ireland (3.4%)
------------------------------------------------------------------------------------------------------------
        102,300  Esat Telecom Group PLC +                                                          2,109,938
        170,301  Greencore Group PLC                                                                 851,944
        748,200  Waterford Wedgwood PLC                                                            1,142,256
                                                                                              --------------
                                                                                                   4,104,138

Italy (1.0%)
------------------------------------------------------------------------------------------------------------
         95,000  Marzotto & Figli SPA                                                              1,244,169

Japan (7.1%)
------------------------------------------------------------------------------------------------------------
         16,600  Aiful Corp.                                                                       1,244,506
         88,000  Apic Yamada Corp.                                                                   837,763
         20,000  Circle K Japan Co. Ltd.                                                             986,910
         46,000  Disco Corp.                                                                       1,532,725
         35,000  Mitsumi Electric Co. Ltd.                                                           522,015
         43,000  Nikko Securities Co. Ltd.                                                           170,226
        110,700  Shinki Co. Ltd.                                                                   1,932,090
         38,000  Taiyo Ink Manufacturing                                                           1,356,605
                                                                                              --------------
                                                                                                   8,582,840

Malaysia (0.2%)
------------------------------------------------------------------------------------------------------------
         85,000  Berjaya Sports Toto Berhad                                                          237,908

Netherlands (4.4%)
------------------------------------------------------------------------------------------------------------
        117,100  BE Semiconductor Industries N.V. +                                                1,258,825
         38,300  Brunel International N.V. +                                                         936,110
         35,605  Samas Groep N.V.                                                                  2,086,836
         36,800  Smit International N.V.                                                           1,061,348
                                                                                              --------------
                                                                                                   5,343,119

New Zealand (0.2%)
------------------------------------------------------------------------------------------------------------
         85,400  Fletcher Challenge Building                                                         203,159

Norway (3.4%)
------------------------------------------------------------------------------------------------------------
        106,900  Den Norske Bank ASA                                                                 588,394
         33,800  Merkantildata ASA                                                                 1,572,643
         27,100  Tomra Systems ASA                                                                   672,483
         38,900  Union Bank                                                                        1,299,046
                                                                                              --------------
                                                                                                   4,132,566

Poland (1.1%)
------------------------------------------------------------------------------------------------------------
         43,500  Bank Handlowy 144A +                                                                687,895
         45,100  Bank Handlowy W Warszawie +                                                         687,775
                                                                                              --------------
                                                                                                   1,375,670

Portugal (1.0%)
------------------------------------------------------------------------------------------------------------
          2,600  Brisa Auto-Estradas de Portugal, S.A. [DBL. DAGGERS] +                              122,443
         38,400  Cimpor-Cimentos de Portugal, SGPS, S.A.                                           1,111,905
                                                                                              --------------
                                                                                                   1,234,348

Singapore (5.6%)
------------------------------------------------------------------------------------------------------------
      2,788,500  Courts (Singapore) Ltd.                                                           1,136,757
        419,000  Far East Levingston Shipbuilding Ltd.                                             1,288,833
        247,000  GP Batteries International Ltd.                                                     800,957
        389,000  Keppel Bank                                                                         550,222
        695,000  Keppel Land Ltd.                                                                    738,357
        358,000  Overseas Union Bank Ltd.                                                          1,348,857
        223,000  Venture Manufacturing (Singapore) Ltd.                                              853,984
                                                                                              --------------
                                                                                                   6,717,967

Spain (7.2%)
------------------------------------------------------------------------------------------------------------
         15,011  Banco Pastor, S.A.                                                                1,953,030
         21,000  Cementos Portland, S.A. +                                                         1,267,759
         53,098  Centros Comerciales Continente, S.A.                                              1,058,712
        240,000  Corp. Financiera Reunida, S.A. +                                                  1,756,439
         32,170  Inmobiliaria Metropolitana Vasco Central, S.A.                                    1,557,017
         27,900  Mapfre Vida Seguros                                                               1,123,477
                                                                                              --------------
                                                                                                   8,716,434

Sweden (1.4%)
------------------------------------------------------------------------------------------------------------
         51,100  Seco Tools AB Class B                                                             1,743,679

Switzerland (14.9%)
------------------------------------------------------------------------------------------------------------
          4,185  Danzas Holding AG +                                                                 921,901
          4,085  Edipresse S.A. Bearer                                                             1,199,829
            948  Georg Fischer AG Bearer +                                                         1,599,426
            830  Julius Baer Holding AG                                                            1,919,092
            624  Kuoni Reisen AG                                                                   2,553,115
          2,298  Liechtenstein Global Trust AG                                                     1,985,635
          5,903  Publicitas Holding S.A.                                                           1,290,273
          1,335  Sairgroup +                                                                       1,787,295
            490  SIG Schweizerische Industrie-Gesellschaft
                   Holding AG Bearer                                                               1,385,656
          3,282  Sika Finanz AG +                                                                  1,129,869
          1,013  Verwaltungs-und Privat-Bank AG                                                    2,314,539
                                                                                              --------------
                                                                                                  18,086,630

United Kingdom (10.7%)
------------------------------------------------------------------------------------------------------------
        934,190  Avis Europe PLC                                                                   3,211,401
         34,800  Dr. Solomon's Group PLC +                                                         1,370,250
        403,000  Glynwed International PLC                                                         1,690,279
        194,700  IMI PLC                                                                           1,348,221
         34,100  Molins PLC                                                                          180,602
        347,291  Securicor Group PLC +                                                             2,073,544
         80,600  Virgin Express Holdings PLC +                                                     1,692,600
        145,460  Viridian Group PLC                                                                1,298,314
                                                                                              --------------
                                                                                                  12,865,211
                                                                                              --------------
                 Total Common Stocks (cost $99,824,449)                                       $  114,609,242

SHORT-TERM INVESTMENTS (6.2%) * (cost $7,471,340)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
    $7,469,000   Interest in $700,000,000 joint repurchase
                   agreement dated February 27, 1998, with
                   Goldman, Sachs & Co., due March 2, 1998,
                   with respect to various U.S. Treasury
                   obligations -- maturity value of $7,472,510
                   for an effective yield of 5.64%                                             $   7,471,340
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $107,295,789) ***                                     $ 122,080,582
------------------------------------------------------------------------------------------------------------

           * Percentages indicated are based on net assets of $121,180,236.

         *** The aggregate identified cost on a tax basis is $107,319,959 resulting in gross unrealized appreciation and depreciation of
             $17,910,751 and $3,150,128 respectively, or net unrealized appreciation of $14,760,623.

           + Non-income-producing security.

[DBL DAGGER] Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at February 28, 1998, was $122,443 or 0.1% of net assets.

144A after the name of a security represents those exempt from registration under Rule 144A of the
Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The fund had the following industry group concentration greater than 10% at February 28,1998 (as percentage of net assets):

   Banks          10.9%

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
February 28, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $107,295,789) (Note 1)                                                $122,080,582
---------------------------------------------------------------------------------------------------
Cash                                                                                         82,746
---------------------------------------------------------------------------------------------------
Dividends and other receivables                                                              25,434
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      915,579
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              391,014
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    3,110
---------------------------------------------------------------------------------------------------
Total assets                                                                            123,498,465

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          1,693,380
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                  136,285
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                313,182
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                   61,210
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                1,561
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  2,039
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                       66,701
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    3,662
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       40,209
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         2,318,229
---------------------------------------------------------------------------------------------------
Net assets                                                                             $121,180,236

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $108,694,223
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                  (507,483)
---------------------------------------------------------------------------------------------------
Distributions in excess of realized gain on investments and foreign
currency transactions (Note 1)                                                           (1,791,341)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets and
liabilities in foreign currencies                                                        14,784,837
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $121,180,236

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($63,200,285 divided by 5,122,040 shares)                                                    $12.34
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $12.34)*                                      $13.09
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($52,255,351 divided by 4,260,934 shares)**                                                  $12.26
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($5,724,600 divided by 465,327 shares)                                                       $12.30
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $12.30)*                                      $12.75
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales, the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended February 28, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $39,913)                                              $   283,194
--------------------------------------------------------------------------------------------------
Interest                                                                                   270,537
--------------------------------------------------------------------------------------------------
Total investment income                                                                    553,731

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                           592,980
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             213,266
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                           6,844
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             4,234
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                       63,576
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      216,497
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       18,155
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 160
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     17,761
--------------------------------------------------------------------------------------------------
Registration fees                                                                            7,911
--------------------------------------------------------------------------------------------------
Auditing                                                                                    10,712
--------------------------------------------------------------------------------------------------
Legal                                                                                        3,967
--------------------------------------------------------------------------------------------------
Postage                                                                                      4,459
--------------------------------------------------------------------------------------------------
Other                                                                                        6,208
--------------------------------------------------------------------------------------------------
Total expenses                                                                           1,166,730
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (29,110)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             1,137,620
--------------------------------------------------------------------------------------------------
Net investment loss                                                                       (583,889)
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                        (1,565,538)
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                               (206,738)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in
foreign currencies during the period                                                        96,623
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the period                            13,490,719
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 11,815,066
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $11,231,177
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                                                        Six months ended         Year ended
                                                                             February 28          August 31
                                                                                    1998*              1997
-----------------------------------------------------------------------------------------------------------
Increase in net assets
-----------------------------------------------------------------------------------------------------------
Operations:
-----------------------------------------------------------------------------------------------------------
Net investment loss                                                         $   (583,889)       $   (55,058)
-----------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and
foreign currency transactions                                                 (1,772,276)         5,150,993
-----------------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
asset and liabilities in foreign currencies                                   13,587,342          1,045,488
-----------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                          11,231,177          6,141,423
-----------------------------------------------------------------------------------------------------------
Distributions to shareholders:
-----------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                     (159,691)           (61,397)
-----------------------------------------------------------------------------------------------------------
    Class B                                                                           --            (25,675)
-----------------------------------------------------------------------------------------------------------
    Class M                                                                         (432)            (3,552)
-----------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                   (2,453,405)           (33,131)
-----------------------------------------------------------------------------------------------------------
    Class B                                                                   (2,132,632)           (14,909)
-----------------------------------------------------------------------------------------------------------
    Class M                                                                     (237,711)            (1,855)
-----------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                             35,697,572         70,805,726
-----------------------------------------------------------------------------------------------------------
Total increase in net assets                                                  41,944,878         76,806,630

Net assets
-----------------------------------------------------------------------------------------------------------
Beginning of period                                                           79,235,358          2,428,728
-----------------------------------------------------------------------------------------------------------
End of period (including distributions in excess and
undistributed net investment income of $507,483 and
$236,529, respectively)                                                     $121,180,236        $79,235,358
-----------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
----------------------------------------------------------------------------------------------------------------------------
                                                                         Six months
                                                                              ended                    For the period
Per-share                                                               February 28       Year ended    Dec. 28, 1995+
operating performance                                                    (Unaudited)       August 31       to Aug. 31
----------------------------------------------------------------------------------------------------------------------------
                                                                               1998             1997             1996
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                          $11.66            $9.47            $8.50
----------------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(d)                                                (.05)             .02(c)           .04(c)
----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                            1.32             2.28              .93
----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                          1.27             2.30              .97
----------------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                              (.04)            (.07)              --
----------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                 (.55)            (.04)              --
----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                            (.59)            (.11)              --
----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                $12.34           $11.66            $9.47
----------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                     11.50*           24.44            11.41*
----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                              $63,200          $40,687           $2,429
----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                      1.00*            2.10(c)          1.26*(c)
----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                      (.41)*            .15(c)           .44*(c)
----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                        48.15*          126.65            55.87*
----------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                    $.0143           $.0194           $.0181
----------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of  sales charges.

(b) The ratio of expense to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expense for class A reflect a reduction of approximately $0.08 per share for the year ended
    August 31, 1996.  Expenses for the period ended August 31, 1997 reflect a reduction of $0.02, $0.01, and $0.02 for class A, class B, and class M, respectively.

(d) Per share  net  investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Distributions from net investment income amounted to less than $0.01 per share for class M.





Financial highlights
(For a share outstanding throughout the period)

CLASS B
----------------------------------------------------------------------------------------------------------------------
                                                                                    Six months
                                                                                         ended    For the period
Per-share                                                                          February 28  October 30, 1996+
operating performance                                                               (Unaudited)     to August 31
----------------------------------------------------------------------------------------------------------------------
                                                                                          1998              1997
----------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                     $11.60            $9.82
----------------------------------------------------------------------------------------------------------------------
Investment operations
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(d)                                                           (.09)            (.06)(c)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                       1.30             1.94
----------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                     1.21             1.88
----------------------------------------------------------------------------------------------------------------------
Less distributions:
----------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                           --             (.06)
----------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                            (.55)            (.04)
----------------------------------------------------------------------------------------------------------------------
Total distributions                                                                       (.55)            (.10)
----------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                           $12.26           $11.60
----------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
----------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                11.03*           19.35*
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                         $52,255          $34,463
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                 1.37*            2.39*(c)
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                 (.79)*           (.50)*(c)
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                   48.15*          126.65
----------------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                               $.0143           $.0194
----------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of  sales charges.

(b) The ratio of expense to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expense for class A reflect a reduction of approximately $0.08 per share for the year ended
    August 31, 1996.  Expenses for the period ended August 31, 1997 reflect a reduction of $0.02, $0.01, and $0.02 for class A, class B, and class M, respectively.

(d) Per share  net  investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Distributions from net investment income amounted to less than $0.01 per share for class M.





Financial highlights
(For a share outstanding throughout the period)

CLASS M
---------------------------------------------------------------------------------------------------------------
                                                                             Six months
                                                                                  ended    For the period
Per-share                                                                   February 28  October 30, 1996+
operating performance                                                        (Unaudited)     to August 31
---------------------------------------------------------------------------------------------------------------
                                                                                   1998              1997
---------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                              $11.62            $9.82
---------------------------------------------------------------------------------------------------------------
Investment operations
---------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                                                   (.08)            (.03)(c)
---------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                1.31             1.93
---------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                              1.23             1.90
---------------------------------------------------------------------------------------------------------------
Less distributions:
---------------------------------------------------------------------------------------------------------------
From net
investment income                                                                    --(e)          (.06)
---------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                     (.55)            (.04)
---------------------------------------------------------------------------------------------------------------
Total distributions                                                                (.55)            (.10)
---------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                    $12.30           $11.62
---------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                         11.20*           19.56*
---------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                   $5,725           $4,086
---------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                          1.25*            2.18*(c)
---------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                          (.66)*           (.26)*(c)
---------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                            48.15*          126.65
---------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                        $.0143           $.0194
---------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of  sales charges.

(b) The ratio of expense to average net assets includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(c) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expense for class A reflect a reduction of approximately $0.08 per share for the year ended
    August 31, 1996.  Expenses for the period ended August 31, 1997 reflect a reduction of $0.02, $0.01, and $0.02 for class A, class B, and class M, respectively.

(d) Per share  net  investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(e) Distributions from net investment income amounted to less than $0.01 per share for class M.




Notes to financial statements
February 28, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam International Voyager Fund (the "fund") is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund seeks long-term capital appreciation by investing primarily in equity securities of small-and mid-capitalization companies whose principle place of business is located outside of the United States or whose securities are principally traded on foreign markets.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended February 28, 1998, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

J) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

K) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 1.20% of the first $500 million of average net assets, 1.10% of the next $500 million, 1.05% of the next $500 million, 1.00% of the next $5 billion, 0.975% of the next $5 billion, 0.955% of the next $5 billion, 0.94% of the next $5 billion, and 0.93% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through August 31, 1998, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.85% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended February 28, 1998, fund expenses were reduced by $29,110 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $710 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended February 28, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $57,942 and $2,737 from the sale of class A and class M shares, respectively and $33,268 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended February 28, 1998, Putnam Mutual Funds Corp., acting as underwriter received $47 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended February 28, 1998, purchases and sales of investment securities other than short-term investments aggregated $72,522,440 and $43,380,295, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At February 28, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                        February 28, 1998
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       2,133,983      $25,134,805
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       224,633        2,461,976
------------------------------------------------------------
                                  2,358,616       27,596,781

Shares
repurchased                        (725,535)      (8,427,633)
------------------------------------------------------------
Net increase                      1,633,081      $19,169,148
------------------------------------------------------------

                                            Year ended
                                         August 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                       5,364,541      $58,632,380
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         8,877           88,147
------------------------------------------------------------
                                  5,373,418       58,720,527

Shares
repurchased                      (2,140,948)     (23,963,526)
------------------------------------------------------------
Net increase                      3,232,470      $34,757,001
------------------------------------------------------------

                                         Six months ended
                                        February 28, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       1,593,302      $18,767,525
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       180,243        1,966,453
------------------------------------------------------------
                                  1,773,545       20,733,978

Shares
repurchased                        (483,257)      (5,549,073)
------------------------------------------------------------
Net increase                      1,290,288      $15,184,905
------------------------------------------------------------

                                          For the period
                                         October 30, 1996
                                         (commencement of
                                          operations) to
                                          August 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       3,287,600      $35,748,997
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                         3,637           36,113
------------------------------------------------------------
                                  3,291,237       35,785,110

Shares
repurchased                        (320,591)      (3,515,037)
------------------------------------------------------------
Net increase                      2,970,646      $32,270,073
------------------------------------------------------------

                                          Six months ended
                                         February 28, 1998
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         142,742       $1,688,441
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        21,552          235,566
------------------------------------------------------------
                                    164,294        1,924,007

Shares
repurchased                         (50,518)        (580,488)
------------------------------------------------------------
Net increase                        113,776       $1,343,519
------------------------------------------------------------

                                          For the period
                                         October 30, 1996
                                         (commencement of
                                          operations) to
                                          August 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         379,922       $4,076,595
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           570            5,665
------------------------------------------------------------
                                    380,492        4,082,260

Shares
repurchased                         (28,941)        (303,608)
------------------------------------------------------------
Net increase                        351,551       $3,778,652
------------------------------------------------------------

At February 28, 1998, Putnam Investments, Inc. owned the following shares:

Class            Shares         % Ownership       Market Value
--------------------------------------------------------------------
A               250,542             4.89%          $3,091,688
M                15,573             3.35              191,548
--------------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

John J. Morgan, Jr.
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin M. Scott
Vice President and Fund Manager

Omid Kamshad
Vice President and Fund Manager

Joshua Byrne
Vice President and Fund Manager

Nigel Hart
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International Voyager Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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Bulk Rate
U.S. Postage
PAID
Putnam
Investments
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SA011-41148 2AZ/2CI/2CJ   4/98